ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare		34,433,880	26,410,878
Accrued loyalty point program expenses		31,008,019	17,440,601
Accrued commission to third-party distribution partners		21,740,817	10,650,853
Accrued advertisement expense		15,745,183	8,957,787
Tax-related payables		4,014,812	4,014,812
Other accrued expenses		27,878,901	18,356,333
Other payables		20,765,477	10,162,939
Advances and deposits from customers		49,698,977	21,815,833
Business and other taxes		11,604,287	7,326,445
Payable to former shareholders			1,994,540
Payable for investment in non-consolidated affiliates		3,885,000	2,856,000
Accrued purchase consideration	1,335,307	8,083,545	13,300,000
Contingent purchase consideration			6,900,334
eCoupon program virtual cash liability		109,044,582	48,783,511
Total accrued expenses and other current liabilities	$ 55,817,679	337,903,480	198,970,866	127,803,167